Finance result, net (Tables)	12 Months Ended
Dec. 31, 2023
Finance result, net
Schedule of finance result, net

	2023	2022	2021
Interest income	63,964	29,251	5,322
Interest expense on leases	(19,963)	(23,019)	(23,866)
Interest cost	(1,644)	(25,878)	(39,146)
Foreign exchange (losses)/gains, net	(317,285)	(264,360)	211,693
Finance result, net	(274,928)	(284,006)	154,003